Restricted cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Notes Payable Related Parties

Notes payable-related parties consist of:

	December 31, 2022	December 31, 2021

Note payable – Scientific Advisory Board Member, unsecured, including interest at 10% per annum, with a maturity date of December 31, 2019	$-	$2,356

One notes payable – Chief Executive Officer, unsecured, including interest at 8% and 10% per annum, respectively, with maturity date of December 31, 2019	29,090	27,577

One note payable – Chief Executive Officer, unsecured, no interest, paid from a % of revenues	534,448	534,544

Note payable – Chief Financial Officer, unsecured, including interest at 8% per annum, with a maturity date of December 31, 2019	124,800	118,400

Three notes payable – Business Advisory Board Member, unsecured, including interest at 8% and 10% per annum, convertible into common stock at $0.005 and $0.004, respectively, with maturity date of April 20, 2019	30,334	282,334
	988,672	965,211

	$988,672	$965,211